Receivables (Details) - Schedule of changes in allowance for losses on finance receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Losses on receivables [Member]
Receivables (Details) - Schedule of changes in allowance for losses on finance receivables [Line Items]
Beginning balance	$ 9,127	$ 6,613
Provision for loss on receivables	60,749	21,294
Receivables charged off	(75,557)	(39,004)
Recoveries	28,004	20,224
Ending balance	22,323	9,127
Losses on Finance Receivables [Member]
Receivables (Details) - Schedule of changes in allowance for losses on finance receivables [Line Items]
Beginning balance	9,127	6,613
Provision for loss on receivables	51,975	18,082
Receivables charged off	(65,711)	(33,719)
Recoveries	26,234	18,151
Ending balance	21,625	9,127
Losses on Membership Receivables [Member]
Receivables (Details) - Schedule of changes in allowance for losses on finance receivables [Line Items]
Beginning balance
Provision for loss on receivables	3,170	1,856
Receivables charged off	(3,446)	(3,620)
Recoveries	554	1,764
Ending balance	278
Losses on receivables [Member]
Receivables (Details) - Schedule of changes in allowance for losses on finance receivables [Line Items]
Beginning balance
Provision for loss on receivables	5,604	1,356
Receivables charged off	(6,400)	(1,665)
Recoveries	1,216	309
Ending balance	$ 420